COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 04, 2014	Dec. 31, 2014
Failure to make payments of contributions for employee benefit plans
Contingencies
Maximum fines ( as a percent)		300.00%
Shareholder class action lawsuits
Contingencies
Settlement amount contributed to a settlement fund	$ 1,550
Settlement cost		$ 1,550